COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Summary of Cumulative Product claims Activity

	2015	2014	2013
Open claims, January 1	54	27	20
New claims	19	28	8
Settled and dismissed claims	(2)	(1)	(1)
Open claims, December 31	71	54	27

Schedule of Future Minimum Lease Commitments
2016	$13,075
2017	11,698
2018	10,040
2019	8,593
2020	6,617
2021 and thereafter	46,266

Total	$96,289

Schedule of Significant Contractual Obligations and Commitments
2016 (1)	$3,808
2017 and thereafter	-

$3,808
(1)	Consists of purchase obligations to certain suppliers.